Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the SPDR Index
Shares Funds

In planning and performing our audits of the financial statements of the SPDR Index Shares Funds (the "Trust") (comprising respectively, SPDR Portfolio Europe ETF, SPDR
EURO STOXX 50 ETF, SPDR EURO STOXX Small Cap
ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P
China ETF, SPDR Portfolio Emerging Markets ETF, SPDR
S&P Emerging Markets Dividend ETF, SPDR Portfolio
Developed World ex-US ETF, SPDR S&P International Small
Cap ETF, SPDR Dow Jones International Real Estate ETF,
SPDR S&P Global Infrastructure ETF, SPDR S&P Global
Natural Resources ETF, SPDR S&P North American Natural
Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR
Portfolio MSCI Global Stock Market ETF, SPDR MSCI
ACWI Low Carbon Target ETF, SPDR MSCI EAFE
StrategicFactors ETF, SPDR MSCI Emerging Markets
StrategicFactors ETF, SPDR MSCI World StrategicFactors
ETF, SPDR Solactive Canada ETF, SPDR Solactive Germany
ETF, SPDR Solactive Japan ETF, SPDR Solactive United
Kingdom ETF, SPDR S&P Global Dividend ETF, SPDR S&P
International Dividend ETF, SPDR S&P Emerging Markets
Small Cap ETF, SPDR Dow Jones Global Real Estate ETF,
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR
MSCI Emerging Markets Fossil Fuel Reserves Free ETF,
SPDR Solactive Hong Kong ETF) (the "Funds") as of and for the year ended September 30, 2020 in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-
CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls over safeguarding securities, which we consider to be a material weakness as defined above as of September 30, 2020.
This report is intended solely for the information and use of management and the Board of Trustees of SPDR Index Shares
Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Boston, Massachusetts
November 25, 2020